Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Notes
Convertible Notes

Note 6 – Convertible Notes

The components of convertible notes as of September 30, 2024 and December 31, 2023, were as follows:

	Principal		Interest	September 30,	December 31,
Payment date	Amount	Maturity date	Rate	2024	2023
August 11, 2022	$18,000	2/11/2023	2%	$-	$18,000
September 2, 2022	$17,000	3/2/2023	2%	-	17,000
April 1,2023	$19,000	Due on demand	2%	-	19,000
July 15, 2024	$795,000	7/15/2025	10%	795,000	-
August 15, 2024	$326,000	8/15/2025	10%	326,000	-
Total Convertible notes				$1,121,000	$54,000
Less: Unamortized debt discount				(487,893)	-
				633,107	54,000
Less: Current portion				(633,107)	(54,000)
Long-term portion				$-	$-

On September 30, 2022, the Company entered into a convertible note agreement for the amount of $54,000, with term of six (6) months from the date of receipt of the funds, at interest rate of 2% per annum. At the sole option of the Lender, all or part of unpaid principal then outstanding may be converted into shares of common stock at any time starting 24 hours after payment at a fixed conversion price of $0.18 per share.  During the nine months ended September 30, 2024, the Company settled liabilities of $23,400 and converted notes with principal amounts of $54,000 and accrued interest of $1,702 into 456,762 shares of common stock. The fair market value of the common shares converted was $126,655 at the issuance date, as a result, the Company recognized a loss on debt settled by common stock of $103,255.

On July 15, 2024 and August 15, 2024, the Company entered into seventeen (17) subscription agreements for convertible notes ($1,121,000) and warrants (1,401,250 shares of common stock). The convertible notes have a term of twelve (12) months, at an interest rate of 10% per annum and warrants are with a term of five (5) years, at exercise price of $0.50 per share. The outstanding principal amount of convertible notes and unpaid interest is convertible at conversion price of the lesser of (i) $0.40 or (ii) a 30% discount to the price of shares issued in connection with a qualified financing. The Company believes the qualified financing is an initial offering price therefore, 30% discount to the price of shares issued in connection with qualified financing shall not be below $0.40. Therefore, the conversion price is a fixed price of $0.40 and the Company determined that conversion feature is not bifurcated. The Company has accounting for the convertible debt at amortized cost under ASC 470-20.

During the nine months ended September 30, 2024, the Company recognized the debt discount of $560,889 (Original Issued Discounts of $89,680 and warrants discount of $471,209) and amortized debt discount of $72,996.

During the nine months ended September 30, 2024 and 2023, the Company recognized interest expenses of $21,014 and $1,035, respectively. As of September 30, 2024 and December 31, 2023, the Company recorded accrued interest of $20,879 and $1,567, respectively.

Note 8 – Convertible Notes

On September 30, 2022, the Company entered into a convertible note agreement for the amount of $54,000, with term of six (6) months from the date of receipt of the funds, at interest rate of 2% per annum. At the sole option of the Lender, all or part of unpaid principal then outstanding may be converted into shares of common stock at any time starting 24 hours after payment at a fixed conversion price of $0.18 per share.  As of December 31, 2023 and 2022, following is the summary of funds received from the lender:

	Principal		Interest	December 31,	December 31,
Payment date	Amount	Maturity date	Rate	2023	2022
August 11, 2022	$18,000	2/11/2023	2%	$18,000	$18,000
September 2, 2022	$17,000	3/2/2023	2%	17,000	17,000
April 1, 2023	$19,000	Due on demand	2%	19,000	-
Total Convertible notes				$54,000	$35,000
Current portion				(54,000)	(35,000)
Long -term portion				$-	$-

On June 9, 2022, the lender paid $19,000 to the Company and it was recorded as an advance from a related party. On April 1, 2023, an amount owing to related party was reclassified to convertible note for $19,000.

During the years ended December 31, 2023 and 2022, the Company recognized interest expense of $1,311 and $255, respectively. As of December 31, 2023 and 2022, the Company owned principal of $54,000 and $35,000 and accrued interest of $1,567 and $255, respectively.